CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2023
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short - term investments, accounts and notes receivable and lease rental and other financing receivables. As of December 31, 2022 and 2023, RMB2,401,207 and RMB2,165,180 (US$304,986), respectively, of the Company’s cash and cash equivalents, restricted cash and notes receivable were primarily deposited in PRC state - owned financial institutions located in the PRC, which management believes are of high credit quality. PRC state - owned banks, such as Bank of China, are subject to a series of risk control regulatory standards, and PRC financial institutions regulatory authorities are empowered to take over the operation and management when any of those banks faces a material credit crisis. The Group does not foresee substantial credit risk with respect to cash and cash equivalents, restricted cash and short - term investments held at the PRC state - owned financial institutions. Meanwhile, the Group selected reputable international financial institutions with high rating rates to place its foreign currencies. The Group regularly monitors the rating of the international financial institutions to avoid any potential defaults. There has been no recent history of default in relation to these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers mainly in the PRC, which are exposed to credit risk. Notes receivable represents notes receivable issued by PRC state-owned reputable financial institutions from which the Company is entitled to receive the full face amount at its maturity. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses, which have generally been within its expectations.

The Company is exposed to default risk on its lease rental and other financing receivables amounting to RMB233,786 and RMB54,994 (US$7,746) as of December 31, 2022 and 2023, respectively. The Company regularly reviews the creditworthiness and lease rental and other financing receivables are fully collateralized by assets the Company can repossess in the event of default. The Company assesses the allowance for credit losses related to lease rental and other financing receivables on currency convertibility on a quarterly basis, either on an individual or collective basis. The Company maintains reserves for estimated credit losses, which have generally been within its expectations.

3.CONCENTRATION OF RISKS (CONTINUED)

Concentration of credit risk (continued)

The Company is able to take as collateral certain operating assets which it is able to monitor and repossess for rapid utilization and/or monetization in the event of a default. In addition, as most of the parties to which the Company provides financial services are the Company’s ecosystem participants, the Company has substantial knowledge about their business and operations and can monitor their financial position and their usage of collateralized assets.

Business, customer, political, social and economic risks

The Company participates in a dynamic logistics and supply chain management industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth. The Company’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC.

Business, customer, political, social and economic risks (continued)

Domestic mail delivery service-related businesses and planned value-added telecommunication services in connection with UCargo business since 2020 are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to invest in any domestic mail delivery service business. Currently, the Company conducts its operations in China through contractual arrangements entered between the Company, its PRC subsidiaries and VIEs. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations. In addition, if the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. The Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

No single customer or supplier accounted for more than 10% of revenues or cost of revenues for the years ended December 31, 2021, 2022 and 2023.

Currency convertibility risk

The Company transacts most of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the PBOC. However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

3.CONCENTRATION OF RISKS (CONTINUED)

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollars, there was appreciation of approximately 2.3%, 9.2% and 2.9% in the years ended December 31, 2021, 2022 and 2023, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollars in the future.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against the U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollars for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of the U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.